Investment Objectives and Goals - Innovator International Developed Managed Floor ETF	Nov. 18, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Managed Floor ETF®
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation while seeking to limit the amount of losses experienced by investors (prior to taking into account management fees and other fees).